Schedule of investments
InvestEd 90 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 16.45%
iShares Core MSCI EAFE ETF	11,673	$ 811,390
iShares Core S&P 500 ETF	3,375	1,531,204
Total Exchange-Traded Funds (cost $2,007,896)		2,342,594

Affiliated Mutual Funds — 83.09%
Delaware Ivy Core Equity Fund Class R6	86,136	1,835,556
Delaware Ivy Corporate Bond Fund Class R6	18,599	108,062
Delaware Ivy Crossover Credit Fund Class R6	7,589	71,942
Delaware Ivy Emerging Markets Equity Fund Class R6	54,374	1,275,602
Delaware Ivy Global Bond Fund Class R6	3,744	35,834
Delaware Ivy Government Securities Fund Class R6	109,365	575,257
Delaware Ivy High Income Fund Class R6	5,322	35,816
Delaware Ivy International Core Equity Fund Class R6	80,794	1,559,315
Delaware Ivy International Small Cap Fund Class R6	33,027	389,392
Delaware Ivy International Value Fund Class R6	25,085	428,460
Delaware Ivy Large Cap Growth Fund Class R6	52,245	1,770,590
Delaware Ivy LaSalle Global Real Estate Fund Class R6	17,676	217,415
Delaware Ivy Limited-Term Bond Fund Class R6	20,253	214,881
Delaware Ivy Mid Cap Growth Fund Class R6	23,259	854,320
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	16,999	320,262
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	47,954	716,919
Delaware Ivy Securian Core Bond Fund Class R6	31,895	323,739
Delaware Ivy Small Cap Growth Fund Class R6	12,068	286,002
Delaware Ivy Value Fund Class R6	29,280	816,618
Total Affiliated Mutual Funds (cost $12,170,523)		11,835,982

Short-Term Investments — 0.51%
Money Market Mutual Fund — 0.51%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	71,894	71,894
Total Short-Term Investments (cost $71,894)		71,894
Total Value of Securities—100.05% (cost $14,250,313)		14,250,470

Liabilities Net of Receivables and Other Assets—(0.05%)		(6,501)
Net Assets Applicable to 1,401,115 Shares Outstanding—100.00%		$14,243,969
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV032 [3/22] 5/22 (2218037)    1

Schedule of investments
InvestEd 90 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV032 [3/22] 5/22 (2218037)